Debt Schedule of Debt Obligations (Details) CAD in Millions	Dec. 31, 2015 USD ($)	Sep. 18, 2015 CAD	Dec. 31, 2014 USD ($)	May 03, 2012 USD ($)	Oct. 06, 2010 CAD	Oct. 06, 2010 USD ($)	Sep. 22, 2005 CAD
Debt Instrument [Line Items]
Less: unamortized debt discounts and debt issuance costs	$ (21,300,000)		$ (20,400,000)
Total long-term debt (including current portion)	2,908,700,000		3,095,200,000
Less: current portion of long-term debt	0		(773,900,000)
Total long-term debt	2,908,700,000		2,321,300,000
Cash pool overdrafts(7)	18,700,000		64,600,000
Short-term facilities(8)	7,500,000		4,900,000
Other short-term borrowings	2,500,000		5,600,000
Current portion of long-term debt	28,700,000		849,000,000
CAD 900 million 5.0% notes due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD							CAD 900
Series A notes due 2017 CAD 500 million 3.95% [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD					CAD 500
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 1,900,000,000
Senior Notes [Member] | CAD 900 million 5.0% notes due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD							CAD 900
Debt instrument, interest rate percentage							5.00%
Long-term debt, gross	0		774,500,000
Senior Notes [Member] | Series A notes due 2017 CAD 500 million 3.95% [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					CAD 500	$ 500,000,000
Debt instrument, interest rate percentage					3.95%	3.95%
Long-term debt, gross	361,300,000		430,300,000
Senior Notes [Member] | CAD 400 million 2.25% Notes Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD		CAD 400
Debt instrument, interest rate percentage		2.25%
Long-term debt, gross	289,000,000		0
Senior Notes [Member] | CAD 500 million 2.75% Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD		CAD 500
Debt instrument, interest rate percentage		2.75%
Long-term debt, gross	361,300,000		0
Senior Notes [Member] | $300 million 2.0% notes due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 300,000,000
Debt instrument, interest rate percentage				2.00%
Long-term debt, gross	300,600,000		300,000,000
Senior Notes [Member] | $500 million 3.5% notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 500,000,000
Debt instrument, interest rate percentage				3.50%
Long-term debt, gross	517,800,000		510,800,000
Senior Notes [Member] | $1.1 billion 5.0% notes due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 1,100,000,000
Debt instrument, interest rate percentage				5.00%
Long-term debt, gross	1,100,000,000		1,100,000,000
Line of Credit [Member] | Revolving Multicurrency Bank Credit Facility [Member]
Debt Instrument [Line Items]
Long-term credit facilities(5)	$ 0		$ 0